ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2013
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
10.    ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2013	2012

Trade accounts payable	$8,344	$5,011
Accruals	7,669	12,112
Payroll related accruals	2,221	3,514
Warranty	72	338
Income tax payable	10	190
Commodity tax payable	19	51
	$18,335	$21,216

The Company records a liability for future warranty costs to repair or replace its products.  The warranty term is generally 12 months.  The amount of the liability is determined based on management’s historical experience and the best estimate of probable claims under Company warranties.  The Company regularly evaluates the appropriateness of the remaining accrual.

The following table details the changes in the warranty accrual.

2013

Balance at beginning of the year	$338
Accruals	192
Utilization	(458)
Balance at end of the year	$72